Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 8,198,325	$ 7,236,798
Short-term investments	21,600,727	22,932,540
Accounts receivable, net	1,148,780	1,385,761
Advances to suppliers, net	2,302,732	11,315
Inventories, net	140,880	154,471
Loans receivable	558,378	958,996
Prepaid expenses and other current assets	398,504	1,506,297
Total current assets	34,348,326	34,186,178
Non-current assets
Non-current accounts receivable	986,752	2,227,089
Non-current loan receivable	5,165,001	4,383,982
Property, equipment and software, net	611,466	744,941
Total non-current assets	6,763,219	7,356,012
Total Assets	41,111,545	41,542,190
Current liabilities
Accounts payable	209,181	255,950
Advances from customers	302,603	11,034
Deferred revenue	40,520	55,720
Taxes payable	1,718,162	1,680,476
Accrued expenses and other current liabilities	119,537	130,691
Total current liabilities	2,406,754	2,613,369
Non-current Liabilities
Deferred income tax liabilities, net	1,527,061	1,598,909
Total non-current liabilities	4,109,561	3,653,901
Total liabilities	6,516,315	6,267,270
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	24,920,060	24,920,060
Statutory reserve	836,215	836,215
Retained earnings	9,574,949	10,491,058
Accumulated other comprehensive loss	(738,924)	(975,343)
Total Shareholders’ Equity	34,595,230	35,274,920
Total Liabilities and Shareholders’ Equity	41,111,545	41,542,190
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	2,111	2,111
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	819	819
Related Party
Current liabilities
Loan payable – related party		479,498
Due to related party	16,751
Non-current Liabilities
Loan payable – related party	$ 2,582,500	$ 2,054,992